Unaudited Condensed Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents			$ 5,017	$ 2,754	$ 1,116
Short term deposit			494	495	278
Funds held by clearing companies			5,028	9,188	388
Other receivables and prepaid expenses			7,044	2,515	515
Financial commitment asset				203
Total current assets			17,583	15,155	2,297
NON – CURRENT ASSETS:
Intangible assets, net			326	473	772
Property and equipment, net			62	48	29
Total non-current assets			388	521	801
TOTAL ASSETS			17,971	15,676	3,098
CURRENT LIABILITIES:
Current maturity of long-term loan			2,696	2,105
Trade payables			5,524	5,602	690
Other accounts payable and accrued expenses			1,414	745	316
Advances from travelers			15,158	8,518	572
Deferred revenues			2,328	1,491	114
Total current liabilities			27,120	18,461	1,692
LONG-TERM LIABILITIES:
Long-term loan			1,510	2,985
SAFE			33,983	27,207	325
Warrant liability			21,114	19,346	383
Total long-term liabilities			56,607	49,538	708
COMMITMENTS AND CONTINGENT LIABILITIES:
SHAREHOLDERS’ DEFICIT:
Ordinary A shares			465	465	465
Preferred shares			10,000	10,000	10,000
Ordinary shares of value	[1]
Additional paid in capital			1,515	1,290	827
Accumulated deficit			(77,736)	(64,078)	(10,594)
Total shareholders’ deficit			(76,221)	(62,788)	(9,767)
TOTAL LIABILITIES AND SHARES SUBJECT TO POSSIBLE REDEMPTION NET OF CAPITAL DEFICIENCY			17,971	15,676	3,098
Moringa Acquisition Corp [Member]
CURRENT ASSETS:
Cash and cash equivalents		$ 202,333		38,944	51,701
Investments held in Trust Account		115,699,122		115,006,372
Prepaid expenses		125,103		368,853
Deferred offering costs					77,699
LIABILITIES:
Accrued expenses and other payables		2,446		38,576	29,400
Related party		1,010,000		310,000	269,990
Private warrant liability		19,247		160,341
TOTAL LIABILITIES		1,031,693		508,917	299,390
NON – CURRENT ASSETS:
TOTAL ASSETS		116,026,558		115,414,169	129,400
LONG-TERM LIABILITIES:
COMMITMENTS AND CONTINGENT LIABILITIES:
ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION		115,699,122		115,000,000
SHAREHOLDERS’ DEFICIT:
Ordinary shares of value		48		48	10
Class B Ordinary Shares		288		288	288
Preferred Shares value
Additional paid in capital		156,872		855,994	25,572
Accumulated deficit		(861,465)		(951,078)	(195,860)
Total shareholders’ deficit		(704,257)	$ (476,813)	(94,748)	(169,990)
TOTAL LIABILITIES AND SHARES SUBJECT TO POSSIBLE REDEMPTION NET OF CAPITAL DEFICIENCY		$ 116,026,558		$ 115,414,169	$ 129,400

[1]	Represents an amount less than $1.